Share-based compensation (Assumptions) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years
Dividend yield			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			1.82%
Expected term				5 years
Volatility rate			46.30%	40.50%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			1.92%
Expected term				6 years
Volatility rate			55.20%	41.40%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years
Dividend yield			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
2015 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			1.57%
Volatility rate			55.00%
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			1.92%
Volatility rate			55.90%